United Investors Universal Life Variable Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Policy Owners of United Investors Universal Life Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise United Investors Universal Life Variable Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 13, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

BNY Mellon VIF Government Money Market Portfolio

Nomura VIP Asset Strategy Series, Service Class

Nomura VIP Balanced Series, Service Class

Nomura VIP Core Equity Series, Service Class

Nomura VIP Corporate Bond Series, Service Class

Nomura VIP Global Growth Series, Service Class

Nomura VIP Growth Series, Service Class

Nomura VIP High Income Series, Service Class

Nomura VIP Science and Technology Series, Service Class

Nomura VIP Small Cap Growth Series, Service Class

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$950,066	$4,936,711	$5,890,138	$39,700,638	$1,564,263	$13,485,670	$59,438,761
Receivable from the fund manager	21	109	690	1,894	54	1,682	4,462
Total assets	950,087	4,936,820	5,890,828	39,702,532	1,564,317	13,487,352	59,443,223

LIABILITIES:
Payable to the Policies	21	109	690	1,894	54	1,682	4,462
Payable to the Company	452,675	15,113	32,640	235,851	20,945	14,461	267,282
Total liabilities	452,696	15,222	33,330	237,745	20,999	16,143	271,744

NET ASSETS	$497,391	$4,921,598	$5,857,498	$39,464,787	$1,543,318	$13,471,209	$59,171,479

Fair value per share (NAV)	$1.00	$10.00	$6.53	$13.98	$4.69	$3.84	$9.54
Shares outstanding in the Separate Account	950,066	493,671	902,012	2,839,817	333,532	3,511,893	6,230,478

(1) Investments in mutual fund shares, at cost	$950,066	$4,651,285	$6,119,498	$33,878,065	$1,736,216	$14,353,768	$59,571,347

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
ASSETS:
Investments at fair value (1)	$2,184,757	$62,766,327	$18,156,113
Receivable from the fund manager	48	3,202	1,559
Total assets	2,184,805	62,769,529	18,157,672

LIABILITIES:
Payable to the Policies	48	3,202	1,559
Payable to the Company	3,157	95,562	15,557
Total liabilities	3,205	98,764	17,116

NET ASSETS	$2,181,600	$62,670,765	$18,140,556

Fair value per share (NAV)	$2.93	$32.66	$7.45
Shares outstanding in the Separate Account	745,651	1,921,810	2,437,062

(1) Investments in mutual fund shares, at cost	$2,445,658	$44,697,229	$20,179,068

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$35,040	$60,094	$70,833	$60,410	$83,182	$25,059	$-

EXPENSES:
Mortality and expense risk	6,354	33,218	40,044	265,388	12,176	90,381	405,820

NET INVESTMENT INCOME (LOSS)	28,686	26,876	30,789	(204,978)	71,006	(65,322)	(405,820)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	20,719	(46,719)	338,277	(63,077)	(86,094)	(22,119)
Capital gain distributions	-	320,204	214,416	5,581,563	-	1,345,426	9,962,747

Net realized gain (loss) on investments	-	340,923	167,697	5,919,840	(63,077)	1,259,332	9,940,628

Change in net unrealized appreciation (depreciation) on investments	-	333,920	395,261	(564,249)	84,592	837,455	(5,220,617)

Net realized and unrealized gain (loss) on investments	-	674,843	562,958	5,355,591	21,515	2,096,787	4,720,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,686	$701,719	$593,747	$5,150,613	$92,521	$2,031,465	$4,314,191

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$140,528	$-	$-

EXPENSES:
Mortality and expense risk	15,304	387,716	119,247

NET INVESTMENT INCOME (LOSS)	125,224	(387,716)	(119,247)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(39,315)	958,471	(273,360)
Capital gain distributions	869	8,128,575	-

Net realized gain (loss) on investments	(38,446)	9,087,046	(273,360)

Change in net unrealized appreciation (depreciation) on investments	47,440	7,145,939	2,454,994

Net realized and unrealized gain (loss) on investments	8,994	16,232,985	2,181,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,218	$15,845,269	$2,062,387

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,686	$26,876	$30,789	$(204,978)	$71,006	$(65,322)	$(405,820)
Net realized gain (loss) on investments	-	340,923	167,697	5,919,840	(63,077)	1,259,332	9,940,628
Change in net unrealized appreciation (depreciation) on investments	-	333,920	395,261	(564,249)	84,592	837,455	(5,220,617)

Net increase (decrease) in net assets resulting from operations	28,686	701,719	593,747	5,150,613	92,521	2,031,465	4,314,191

POLICY TRANSACTIONS:
Policy owners' net payments	15,619	74,121	137,442	532,674	48,816	232,333	746,840
Policy maintenance charges	(30,762)	(125,271)	(144,131)	(859,704)	(44,759)	(255,660)	(1,116,768)
Policy owners' benefits	(466,956)	(286,636)	(351,361)	(1,748,656)	(398,872)	(569,568)	(2,946,617)
Net transfers (to) from the Company and/or Subaccounts	379,739	(17,348)	(34,084)	(275,998)	(14,758)	(54,048)	(419,174)

Increase (decrease) in net assets resulting from Policy transactions	(102,360)	(355,134)	(392,134)	(2,351,684)	(409,573)	(646,943)	(3,735,719)

Total increase (decrease) in net assets	(73,674)	346,585	201,613	2,798,929	(317,052)	1,384,522	578,472

NET ASSETS:
Beginning of period	571,065	4,575,013	5,655,885	36,665,858	1,860,370	12,086,687	58,593,007

End of period	$497,391	$4,921,598	$5,857,498	$39,464,787	$1,543,318	$13,471,209	$59,171,479

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$125,224	$(387,716)	$(119,247)
Net realized gain (loss) on investments	(38,446)	9,087,046	(273,360)
Change in net unrealized appreciation (depreciation) on investments	47,440	7,145,939	2,454,994

Net increase (decrease) in net assets resulting from operations	134,218	15,845,269	2,062,387

POLICY TRANSACTIONS:
Policy owners' net payments	55,579	542,049	382,761
Policy maintenance charges	(56,272)	(995,430)	(375,402)
Policy owners' benefits	(239,689)	(2,720,908)	(833,774)
Net transfers (to) from the Company and/or Subaccounts	(13,629)	(517,430)	(149,307)

Increase (decrease) in net assets resulting from Policy transactions	(254,011)	(3,691,719)	(975,722)

Total increase (decrease) in net assets	(119,793)	12,153,550	1,086,665

NET ASSETS:
Beginning of period	2,301,393	50,517,215	17,053,891

End of period	$2,181,600	$62,670,765	$18,140,556

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon VIF Government Money Market Portfolio	Nomura VIP Asset Strategy Series, Service Class	Nomura VIP Balanced Series, Service Class	Nomura VIP Core Equity Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	Nomura VIP Global Growth Series, Service Class	Nomura VIP Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$27,064	$54,518	$32,919	$(124,761)	$42,519	$25,775	$(391,486)
Net realized gain (loss) on investments	-	179,713	(76,290)	4,018,895	(33,131)	(46,676)	7,365,591
Change in net unrealized appreciation (depreciation) on investments	-	271,551	795,997	3,745,911	33,202	1,762,439	4,399,230

Net increase (decrease) in net assets resulting from operations	27,064	505,782	752,626	7,640,045	42,590	1,741,538	11,373,335

POLICY TRANSACTIONS:
Policy owners' net payments	21,943	85,155	146,904	584,145	39,315	249,954	792,132
Policy maintenance charges	(32,963)	(132,373)	(154,368)	(898,929)	(49,157)	(259,077)	(1,181,752)
Policy owners' benefits	(342,926)	(224,571)	(255,840)	(1,622,762)	(54,702)	(467,872)	(2,405,061)
Net transfers (to) from the Company and/or Subaccounts	369,730	(76,173)	(52,533)	(463,006)	304,702	(26,637)	(607,106)

Increase (decrease) in net assets resulting from Policy transactions	15,784	(347,962)	(315,837)	(2,400,552)	240,158	(503,632)	(3,401,787)

Total increase (decrease) in net assets	42,848	157,820	436,789	5,239,493	282,748	1,237,906	7,971,548

NET ASSETS:
Beginning of period	528,217	4,417,193	5,219,096	31,426,365	1,577,622	10,848,781	50,621,459

End of period	$571,065	$4,575,013	$5,655,885	$36,665,858	$1,860,370	$12,086,687	$58,593,007

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Nomura VIP High Income Series, Service Class	Nomura VIP Science and Technology Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$131,755	$(335,156)	$(117,455)
Net realized gain (loss) on investments	(19,471)	1,911,818	(311,608)
Change in net unrealized appreciation (depreciation) on investments	9,718	10,428,373	2,503,242

Net increase (decrease) in net assets resulting from operations	122,002	12,005,035	2,074,179

POLICY TRANSACTIONS:
Policy owners' net payments	56,803	579,669	420,194
Policy maintenance charges	(60,354)	(953,719)	(394,604)
Policy owners' benefits	(55,381)	(2,054,869)	(696,902)
Net transfers (to) from the Company and/or Subaccounts	(41,329)	(615,496)	6,369

Increase (decrease) in net assets resulting from Policy transactions	(100,261)	(3,044,415)	(664,943)

Total increase (decrease) in net assets	21,741	8,960,620	1,409,236

NET ASSETS:
Beginning of period	2,279,652	41,556,595	15,644,655

End of period	$2,301,393	$50,517,215	$17,053,891

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

UNITED INVESTORS UNIVERSAL LIFE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The United Investors Universal Life Variable Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by United Investors Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. United Investors Life Insurance Company was a wholly owned subsidiary of Torchmark Corporation and was acquired by Protective Life Insurance Company (the “Company”). Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the product in the Separate Account, but owners of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Advantage Plus

For the years ended December 31, 2025 and 2024, the Separate Account offered up to 10 available Subaccount investment options, as follows:

BNY Mellon VIF Government Money Market Portfolio

Nomura VIP Asset Strategy Series, Service Class (a)

Nomura VIP Balanced Series, Service Class (a)

Nomura VIP Core Equity Series, Service Class (a)

Nomura VIP Corporate Bond Series, Service Class (a)

Nomura VIP Global Growth Series, Service Class (a)

Nomura VIP Growth Series, Service Class (a)

Nomura VIP High Income Series, Service Class (a)

Nomura VIP Science and Technology Series, Service Class (a)

Nomura VIP Small Cap Growth Series, Service Class (a)

(a) See Subaccount Changes table below

Subaccount Changes: Name Changes

During 2025 and 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Delaware Ivy VIP Asset Strategy, Class II	Macquarie VIP Asset Strategy Series, Service Class	May 1, 2024

Delaware Ivy VIP Balanced, Class II	Macquarie VIP Balanced Series, Service Class	May 1, 2024

Delaware Ivy VIP Core Equity, Class II	Macquarie VIP Core Equity Series, Service Class	May 1, 2024

Delaware Ivy VIP Corporate Bond, Class II	Macquarie VIP Corporate Bond Series, Service Class	May 1, 2024

Delaware Ivy VIP Global Growth	Macquarie VIP Global Growth Series, Service Class	May 1, 2024

Delaware Ivy VIP Growth, Class II	Macquarie VIP Growth Series, Service Class	May 1, 2024

Delaware Ivy VIP High Income, Class II	Macquarie VIP High Income Series, Service Class	May 1, 2024

Delaware Ivy VIP Science and Technology, Class II	Macquarie VIP Science and Technology Series, Service Class	May 1, 2024

Delaware Ivy VIP Small Cap Growth	Macquarie VIP Small Cap Growth Series, Service Class	May 1, 2024

Macquarie VIP Asset Strategy Series, Service Class	Nomura VIP Asset Strategy Series, Service Class	December 1, 2025

Macquarie VIP Balanced Series, Service Class	Nomura VIP Balanced Series, Service Class	December 1, 2025

Macquarie VIP Core Equity Series, Service Class	Nomura VIP Core Equity Series, Service Class	December 1, 2025

Macquarie VIP Corporate Bond Series, Service Class	Nomura VIP Corporate Bond Series, Service Class	December 1, 2025

Macquarie VIP Global Growth Series, Service Class	Nomura VIP Global Growth Series, Service Class	December 1, 2025

Macquarie VIP Growth Series, Service Class	Nomura VIP Growth Series, Service Class	December 1, 2025

Macquarie VIP High Income Series, Service Class	Nomura VIP High Income Series, Service Class	December 1, 2025

Macquarie VIP Science and Technology Series, Service Class	Nomura VIP Science and Technology Series, Service Class	December 1, 2025

Macquarie VIP Small Cap Growth Series, Service Class	Nomura VIP Small Cap Growth Series, Service Class	December 1, 2025

The financial statements are presented based on the period noted in the above Subaccount Changes table which may result in the exclusion from certain financial statements.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
BNY Mellon VIF Government Money Market Portfolio	$3,373,269	$3,158,488
Nomura VIP Asset Strategy Series, Service Class	409,296	415,101
Nomura VIP Balanced Series, Service Class	344,775	488,329
Nomura VIP Core Equity Series, Service Class	5,730,786	2,668,385
Nomura VIP Corporate Bond Series, Service Class	121,842	459,274
Nomura VIP Global Growth Series, Service Class	1,474,368	848,797
Nomura VIP Growth Series, Service Class	10,089,679	4,245,256
Nomura VIP High Income Series, Service Class	168,931	296,659
Nomura VIP Science and Technology Series, Service Class	8,385,904	4,315,148
Nomura VIP Small Cap Growth Series, Service Class	171,619	1,264,844

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon VIF Government Money Market Portfolio	3,020,287	2,850,014	170,273	1,495,955	1,410,413	85,542
Nomura VIP Asset Strategy Series, Service Class	3,507	45,821	(42,314)	3,712	49,937	(46,225)
Nomura VIP Balanced Series, Service Class	11,279	85,882	(74,603)	15,105	81,024	(65,919)
Nomura VIP Core Equity Series, Service Class	10,189	271,311	(261,122)	15,884	329,230	(313,346)
Nomura VIP Corporate Bond Series, Service Class	17,168	201,852	(184,684)	216,442	93,538	122,904
Nomura VIP Global Growth Series, Service Class	16,300	114,466	(98,166)	20,818	112,165	(91,347)
Nomura VIP Growth Series, Service Class	10,453	307,701	(297,248)	14,447	318,173	(303,726)
Nomura VIP High Income Series, Service Class	7,419	76,876	(69,457)	9,322	37,652	(28,330)
Nomura VIP Science and Technology Series, Service Class	7,694	110,915	(103,221)	6,301	116,600	(110,299)
Nomura VIP Small Cap Growth Series, Service Class	28,543	187,438	(158,895)	27,533	151,035	(123,502)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or the Policy as a redemption of units. Fees and charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk within the Statements of Operations.	A daily fee amounting to a per annum aggregate of 0.70% - 0.90% of the average daily net assets of the Subaccounts
Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from each premium payment received after the initial premium when it is processed; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets.	3.5% of each premium payment received after the initial premium
Partial Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	The lesser of $25 or 2% of the partial surrender amount, plus a portion of the surrender charge
Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0% - 2.0% annually
Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The fee is deducted monthly when a payment is received, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$.01 - $1 per $1000 of rider coverage
Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is based on the number of full years which have elapsed between the date the Policy was issued and the surrender date, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$6.00 - $26.00 per $1,000 of the face amount

Expense Type	Range
Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$.06 - $1,000 per $1,000 of net amount at risk per month
Guaranteed Death Benefit Charge
This charge is assessed to reimburse the Company for costs and risks stemming from the guaranteed death benefit. The fee is deducted monthly while the death benefit guarantee remains in effect, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 per $1,000 of face amount per month
Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$5.00 - $7.50 per month

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sold a variable life product that is funded by the Separate Account. This product has unique combinations of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which product offered by the Company and funded by the Separate Account has the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High
BNY Mellon VIF Government Money Market Portfolio
2025	846	$1.12	$1.12	$497	3.85%	0.70%	0.70%	3.21%	3.21%
2024	676	1.09	1.09	571	4.64%	0.70%	0.70%	4.00%	4.00%
2023	590	1.05	1.05	528	4.55%	0.70%	0.70%	3.90%	3.90%
2022	826	1.01	1.01	728	1.61%	0.70%	0.70%	0.78%	0.78%

Nomura VIP Asset Strategy Series, Service Class
2025	552	8.94	8.63	4,922	1.26%	0.70%	0.90%	15.85%	15.62%
2024	594	7.72	7.46	4,575	1.88%	0.70%	0.90%	11.65%	11.43%
2023	640	6.91	6.70	4,417	2.10%	0.70%	0.90%	13.15%	12.92%
2022	690	5.93	6.11	4,219	1.48%	0.70%	0.90%	(15.50)%	(15.33)%
2021	731	7.02	7.22	5,261	1.50%	0.70%	0.90%	9.46%	9.67%

Nomura VIP Balanced Series, Service Class
2025	1,044	5.64	5.44	5,857	1.24%	0.70%	0.90%	11.01%	10.79%
2024	1,119	5.08	4.91	5,656	1.30%	0.70%	0.90%	14.79%	14.56%
2023	1,185	4.43	4.29	5,219	0.77%	0.70%	0.90%	15.23%	15.00%
2022	1,251	3.73	3.84	4,805	1.08%	0.70%	0.90%	(16.81)%	(16.64)%
2021	1,314	4.48	4.61	6,031	0.98%	0.70%	0.90%	14.93%	15.16%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High
Nomura VIP Core Equity Series, Service Class
2025	4,133	$9.61	$9.26	$39,465	0.16%	0.70%	0.90%	14.50%	14.27%
2024	4,394	8.39	8.11	36,666	0.35%	0.70%	0.90%	24.81%	24.56%
2023	4,708	6.72	6.51	31,426	0.38%	0.70%	0.90%	22.66%	22.42%
2022	5,044	5.32	5.48	27,583	0.21%	0.70%	0.90%	(18.06)%	(17.90)%
2021	5,362	6.49	6.67	35,576	0.54%	0.70%	0.90%	27.79%	28.04%

Nomura VIP Corporate Bond Series, Service Class
2025	686	2.30	2.22	1,543	5.06%	0.70%	0.90%	5.74%	5.53%
2024	870	2.18	2.10	1,860	3.11%	0.70%	0.90%	1.73%	1.53%
2023	747	2.14	2.07	1,578	2.76%	0.70%	0.90%	6.43%	6.22%
2022	774	1.95	2.01	1,554	2.37%	0.70%	0.90%	(16.54)%	(16.37)%
2021	812	2.34	2.40	1,930	1.89%	0.70%	0.90%	(1.73)%	(1.54)%

Nomura VIP Global Growth Series, Service Class
2025	1,909	7.07	6.82	13,471	0.19%	0.70%	0.90%	17.11%	16.87%
2024	2,007	6.04	5.83	12,087	0.92%	0.70%	0.90%	16.27%	16.03%
2023	2,099	5.19	5.03	10,849	0.08%	0.70%	0.90%	19.16%	18.92%
2022	2,202	4.23	4.36	9,588	0.70%	0.70%	0.90%	(18.30)%	(18.13)%
2021	2,330	5.18	5.32	12,380	0.06%	0.70%	0.90%	16.81%	17.04%

Nomura VIP Growth Series, Service Class
2025	4,525	13.14	12.67	59,171	0.00%	0.70%	0.90%	7.66%	7.45%
2024	4,822	12.20	11.79	58,593	0.00%	0.70%	0.90%	23.03%	22.78%
2023	5,126	9.92	9.60	50,621	0.00%	0.70%	0.90%	36.97%	36.70%
2022	5,404	7.03	7.24	39,064	0.00%	0.70%	0.90%	(27.84)%	(27.70)%
2021	5,738	9.74	10.01	57,245	0.00%	0.70%	0.90%	28.87%	29.12%

Nomura VIP High Income Series, Service Class
2025	567	3.85	3.72	2,182	6.42%	0.70%	0.90%	6.42%	6.21%
2024	637	3.62	3.50	2,301	6.43%	0.70%	0.90%	5.45%	5.24%
2023	665	3.43	3.32	2,280	6.30%	0.70%	0.90%	10.98%	10.76%
2022	700	3.00	3.09	2,164	6.29%	0.70%	0.90%	(11.76)%	(11.58)%
2021	739	3.40	3.50	2,581	5.75%	0.70%	0.90%	5.12%	5.32%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c)
		Low	High			Low	High	Low	High
Nomura VIP Science and Technology Series, Service Class
2025	1,530	$41.03	$39.58	$62,671	0.00%	0.70%	0.90%	32.44%	32.18%
2024	1,633	30.98	29.94	50,517	0.00%	0.70%	0.90%	29.68%	29.42%
2023	1,743	23.89	23.14	41,557	0.00%	0.70%	0.90%	38.10%	37.83%
2022	1,839	16.79	17.30	31,809	0.00%	0.70%	0.90%	(32.45)%	(32.31)%
2021	1,952	24.85	25.56	49,874	0.00%	0.70%	0.90%	14.14%	14.37%

Nomura VIP Small Cap Growth Series, Service Class
2025	2,713	6.69	6.45	18,141	0.00%	0.70%	0.90%	12.61%	12.38%
2024	2,872	5.94	5.74	17,054	0.00%	0.70%	0.90%	13.46%	13.24%
2023	2,996	5.24	5.07	15,645	0.00%	0.70%	0.90%	12.25%	12.03%
2022	3,111	4.53	4.67	14,514	0.00%	0.70%	0.90%	(27.42)%	(27.28)%
2021	3,270	6.24	6.42	20,963	0.98%	0.70%	0.90%	3.06%	3.27%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 13, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.